Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Write-offs	$ 45
Capitalization Rate	7.19%	7.00%